Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Cash and Cash Equivalents

(€’000)	As at December 31,
	2020	2019
Cash at bank and on hand	17 234	39 338

Total	17 234	39 338